Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from operating activities:
Net income	$ 1,153,445	$ 1,088,896
Adjustment to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	76,679	42,376
Depreciation of right-of-use assets	61,740	36,029
Change in fair value of derivatives	(100,658)	(311,277)
Changes in operating assets and liabilities
Accounts receivable	(12,482,919)	(5,170,468)
Prepayments and other current assets	(11,035,107)	683,199
Due from related parties		(271,413)
Accounts payable	15,063,701	4,351,464
Accrued expenses and other liabilities	17,919	(3,241)
Lease liabilities	(61,593)	(36,115)
Taxes payable	69,921	349,639
Net cash provided by (used in) operating activities	(7,236,872)	759,089
Cash flows from investing activities:
Purchase of property, plant and equipment	(541,750)	(7,909)
Net cash (used in) provided by investing activities	(541,750)	(7,909)
Cash flows from financing activities:
Advance from a related party		719,773
Proceeds from issuance of new ordinary shares	13,176,716
Net cash provided by financing activities	13,176,716	719,773
Net increase (decrease) in cash	5,398,094	1,470,953
Cash at the beginning of the period	5,032,890	3,035,321
Cash at the end of the year	10,430,984	4,506,274
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest	138,086	119,270
Income taxes	$ 176,765	$ 4,210